Share capital and share-based compensation - Schedule of Stock Option Expirations (Details)	Apr. 30, 2022 shares	Apr. 30, 2022 $ / shares	Oct. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	5,793,766		5,296,553
Tranche One
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	399,100
Exercise price of outstanding stock options (in shares) | $ / shares		$ 0.02
Tranche Two
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	798,200
Exercise price of outstanding stock options (in shares) | $ / shares		0.02
April 10, 2023
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	199,231
Exercise price of outstanding stock options (in shares) | $ / shares		0.36
April 1, 2024
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	171,613
Exercise price of outstanding stock options (in shares) | $ / shares		0.36
July 17, 2024
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	865,244
Exercise price of outstanding stock options (in shares) | $ / shares		0.36
December 16, 2029
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	99,775
Exercise price of outstanding stock options (in shares) | $ / shares		1.07
April 21, 2030
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	386,010
Exercise price of outstanding stock options (in shares) | $ / shares		1.07
July 19, 2030
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	251,433
Exercise price of outstanding stock options (in shares) | $ / shares		1.07
November 30, 2030
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	410,587
Exercise price of outstanding stock options (in shares) | $ / shares		2.14
February 11, 2031
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	439,010
Exercise price of outstanding stock options (in shares) | $ / shares		2.14
August 10, 2031
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	1,053,846
Exercise price of outstanding stock options (in shares) | $ / shares		10.93
November 22, 2031
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	31,725
Exercise price of outstanding stock options (in shares) | $ / shares		13.20
March 8, 2032
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	560,377
Exercise price of outstanding stock options (in shares) | $ / shares		$ 7.58
Tranche Fourteen
Disclosure of classes of share capital [line items]
Number of stock options (in shares)	127,615
Exercise price of outstanding stock options (in shares)	shares 7.74